Condensed Financial Information of the Parent Company	12 Months Ended
Jun. 30, 2024
Condensed Financial Information of the Parent Company [Abstract]
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

16 — CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

Regulation S-X requires the condensed financial information of registrant shall be filed when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year. For purposes of the above test, restricted net assets of consolidated subsidiaries shall mean that amount of the registrant’s proportionate share of net assets of consolidated subsidiaries (after intercompany eliminations) of which as of the end of the most recent fiscal year may not be transferred to the parent company by subsidiaries in the form of loans, advances or cash dividends without the consent of a third party. The condensed parent company financial statements have been prepared in accordance with Rule 12-04, Schedule I of Regulation S-X as the restricted net assets of the Company’s PRC subsidiary exceed 25% of the consolidated net assets of the Company.

Certain information and footnote disclosures normally included in financial statements prepared in conformity with U.S. GAAP have been condensed or omitted. The Company’s investment in subsidiary is stated at cost plus equity in undistributed earnings of subsidiaries.

Investment in subsidiaries on the Condensed Balance Sheets, is comprised of the parent company’s net investment in its subsidiaries under the equity method of accounting. As the parent company was not in existence until January 11, 2023, and the reorganization was not completed until March 10, 2023, financial statements of the parent company are not required until March 10, 2023.

Condensed Balance Sheets

	June 30, 2023	June 30, 2024	June 30, 2024
	RMB	RMB	US$
ASSETS
Current assets:
Cash and cash equivalents	—	21,921,333	3,016,476
Prepaid expenses and other current assets, net	—	293,993	40,454
Due from subsidiaries	—	14,593,117	2,008,080
Deferred offering expenses	4,223,769	—	—
Total current assets	4,223,769	36,808,443	5,065,010

Non-current assets:
Investment in subsidiaries	31,455,139	27,545,711	3,790,416
Total non-current assets	31,455,139	27,545,711	3,790,416
Total assets	35,678,908	64,354,154	8,855,426

LIABILITIES AND SHAREHOLDERS’ EQUITY
Amounts due to subsidiaries	4,223,769	—	—
Accrued expenses and other liabilities	—	363,360	50,000
Total liabilities	4,223,769	363,360	50,000

Shareholders’ Equity
Class A ordinary shares (par value $0.0001 per share, 450,000,000 shares authorized, 13,183,308 and 14,707,073 shares issued and outstanding as of June 30, 2023 and 2024, respectively)*	8,820	9,922	1,470
Class B ordinary shares (par value $0.0001 per share, 50,000,000 shares authorized, 16,816,692 and 16,816,692 shares issued and outstanding as of June 30, 2023 and 2024, respectively)*	12,204	12,204	1,682
Additional paid-in capital	168,973,780	196,038,784	26,975,834
Accumulated deficit	(137,544,783)	(131,841,244)	(18,142,067)
Accumulated other comprehensive income (loss)	5,118	(228,872)	(31,493)
Total Shareholders’ Equity	31,455,139	63,990,794	8,805,426

Total Liabilities and Shareholders’ Equity	35,678,908	64,354,154	8,855,426

*	The shares and per share information are presented on a retroactive basis to reflect the reorganization (Note 1 and Note 11).

Condensed Statements of Comprehensive Loss

	June 30, 2023	June 30, 2024	June 30, 2024
	RMB	RMB	US$
Operating costs and expenses:
General and administrative expenses	—	(775,077)	(106,654)
Interest expenses, net	—	(56,424)	(7,764)
Share of (loss) profit of subsidiaries	(43,098,780)	14,083,254	1,937,919
Net (loss) income	(43,098,780)	13,251,753	1,823,501

Other comprehensive income (loss)
Foreign currency translation adjustments	5,118	(233,990)	(32,198)
Total other comprehensive income (loss)	5,118	(233,900)	(32,198)
Comprehensive (loss) income	(43,093,662)	13,017,763	1,791,303

Condensed Statements of Cash Flows

	June 30, 2023	June 30, 2024	June 30, 2024
	RMB	RMB	US$
Net cash provided by operating activities	—	—	—
Net cash provided by investing activities	—	(14,593,117)	(1,963,649)
Net cash provided by financing activities	—	36,011,851	4,980,125
Effect of exchange rate changes on cash and cash equivalents	—	502,599	—
Net increase in cash and cash equivalents	—	21,921,333	3,016,476
Cash and cash equivalents at the beginning of the year	—	—	—
Cash and cash equivalents at the end of the year	—	21,921,333	3,016,476